Trade Receivables – Net (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables – Net [Abstract]
Schedule of age of net receivables that are past due
	At December 31,
	2021	2020
30 - 60 days	$355,633	$164,646
61 - 90 days	62,387	22,288
91 + days	93,504	245,420
Total	$511,524	$432,354

Schedule of allowance for doubtful accounts
	2021	2020
Balance at beginning of year	$233,355	$237,098
Provisions	22,247
Cancellation		(415)
Account recoveries	(2,708)	(1,333)
Translations effects	(28,325)	(1,995)
Balance at end of year	$224,569	$233,355